Digital Assets Purchase Option (Details) - RAIN Option [Member]	Dec. 01, 2025 token $ / shares
Digital Assets Purchase Option [Line Items]
Number Of Digital Assets Token Rights To Purchase	278,181,818,182
Digital Asset Fixed Exercise price Per Token (in Dollars per share) | $ / shares	$ 0.0033
Digital Asset Contractual Period	1 year
Number Of Crypto Assets Token Acquired	3,030,302,407
Number Of Digital Assets Token Retained Rights To Purchase	275,151,515,775